Segments - Summary of Revenue by Geography (Detail) - Rigetti Computing, Inc [Member] - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,104	$ 2,360
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	100.00%	100.00%
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,900	$ 2,190
US | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	90.30%	92.80%
GB
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 204	$ 170
GB | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	9.70%	7.20%